EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Basic and Diluted Earnings Per Common Share
The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2022	2021	2020

Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$601,167	$418,945	$269,579
Less: distributed and undistributed earnings allocated to restricted common stock	51,365	37,273	23,140

Earnings allocated to Watsco, Inc. shareholders	$549,802	$381,672	$246,439

Weighted-average common shares outstanding - Basic	35,564,203	35,244,230	35,069,516

Basic earnings per share for Common and Class B common stock	$15.46	$10.83	$7.03

Allocation of earnings for Basic:
Common stock	$499,792	$353,873	$228,361
Class B common stock	50,010	27,799	18,078

	$549,802	$381,672	$246,439

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$601,167	$418,945	$269,579
Less: distributed and undistributed earnings allocated to restricted common stock	51,294	37,222	23,140

Earnings allocated to Watsco, Inc. shareholders	$549,873	$381,723	$246,439

Weighted-average common shares outstanding - Basic	35,564,203	35,244,230	35,069,516
Effect of dilutive stock options	119,431	179,608	81,055

Weighted-average common shares outstanding - Diluted	35,683,634	35,423,838	35,150,571

Diluted earnings per share for Common and Class B common stock	$15.41	$10.78	$7.01